Critical accounting estimates, assumptions and judgements (Details Narrative) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Notes and other explanatory information [abstract]
Property, plant and equipment, net	$ 20,134,853	$ 20,762,483	$ 20,762,483
Inventories	453,860	440,194
Trade receivables	810,954	683,939
Intangible assets, carrying amount	$ 3,389,962	$ 2,977,311